UNITED STATES SECURITIES
 AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
 PURSUANT TO SECTION 15G OF THE
 SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

    X          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

October 1, 2014     to   December 31, 2014

Date of Report (Date of earliest event reported) February 9, 2015

       Commission File Number of securitizer:  ___________________

Central Index Key Number of securitizer:  0001633283

Name and telephone number, including area code, of the person to contact in connection with this filing.

      David Pildis (646) 362-0277

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to
Rule 15Ga-1(c)(1) [   ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to
Rule 15Ga-1(c)(2)(i) 1 [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to
Rule 15Ga-1(c)(2)(ii) [   ]

1 Securitizer is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i).

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FirstKey Mortgage, LLC                                                                                              (Securitizer)

Date  February 9, 2015

/s/ Susan Tobin                                                                                                             (Signature)

By:           Susan Tobin
Title:        Executive Vice President